Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 36. Subsequent events
The Company assessed events subsequent to December 31, 2022, to determine the need of a potential recognition or disclosure in these consolidated financial statements. The Company assessed such events through April 24, 2023, date in which these financial statements were made available for issue.
- On January 4, 2023, Vista Argentina paid interest for an amount of 111 corresponding to loan agreements signed with Banco Santander International in July 2021 and January 2022.
- On January 13, 2023, Vista Argentina paid interest for a total amount of 639 corresponding to loan agreement signed with ConocoPhillips Company.
- On January 19, 2023, Vista Argentina paid interest for an amount of 72 corresponding to loan agreement signed with Banco Santander International in January 2021.
- On January 20, 2023, Vista Argentina paid principal and interest for a total amount of 24,340 corresponding to loan agreement signed with Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio and Citibank NA (“Syndicated Loan”).
- On January 27, 2023, the Company, through its subsidiary Vista Argentina, was awarded a storage and dispatch capacity of 35,644 m3 and 5,944 m3/day, respectively, under the program to extend Puerto Rosales marine terminal and pumping station, in which Oiltanking Ebytem S.A. bidded for a storage and dispatch capacity of 300,000 m3 and 50,000 m3/day, respectively.
Thus, the Company undertook to make an upfront investment of 28,400 between 2023 and 2025, to be recovered from the service monthly fee as from of the beginning of the program. As of the date of issuance of these financial statements, the Company made no disbursements related to this commitment.
- On February 22, 2023, Vista Argentina paid interest for a total amount of 167 corresponding to ON III.
- During January and February 2023, the Company issued 1,176,811 Serie A shares related to the cashless exercise of Warrants mentioned in Note 18.3. They have no nominal value.
- On February 23, 2023, the Company approved the agreement signed by its subsidiary Vista Argentina with Petrolera Aconcagua Energía S.A. (“Aconcagua”) for the operations of the following concessions in the Neuquina Basin, Argentina (the “Transaction”): (i) the Entre Lomas upstream concession, located in the Province of Neuquén; (ii) the Entre Lomas, Jarilla Quemada, Charco del Palenque, Jagüel de los Machos and 25 de Mayo-Medanito S.E. upstream concessions, located in the Province of Río Negro; (iii) the Entre Lomas and Jarilla Quemada gas transportation concession, located in the Province of Río Negro; and (iv) the 25 de Mayo-Medanito S.E. Crude oil transportation concession, located in the Province of Río Negro (the “Concessions”).
The Transaction consist in a
two-phased
agreement. The first phase was effective as of March 1, 2023 (the “Effective Date”) and will end no later than February 28, 2027. Under the terms of the Transaction, from the Effective Date:
(i) Aconcagua will become operator of the Concessions;
(ii) Aconcagua will pay to Vista 26,468 in cash (10,000 paid on February 15, 2023, and 10,734 and 5,734 to be paid in March 2024 and 2025, respectively);
(iii) Vista will retained 40% of the Crude oil and Natural gas reserves and production, and 100% of liquified petroleum gas reserves and production, from the Concessions, until the earliest of (i) February 28, 2027, or (ii) the date when Vista has received a cumulative production of 4 million barrels of crude oil and 300 million m3 of Natural gas (the “Final Closing Date”). Aconcagua will keep 60% of the crude oil and Natural gas production from the Concessions;
(iv) Aconcagua will pay 100% of Vista’s share of the capex, operating cost, and any other costs associated to the operation of the Concessions, including royalties and taxes;
(v) Vista will have the right to purchase up to Aconcagua’s 60% share of the Natural gas produced by the Concessions at a price of 1 USD/MMBtu until the Final Closing Date;
(vi) Vista Argentina and Aconcagua will work jointly with the Provinces of Río Negro and Neuquén to negotiate an extension of the exploitation and transportation concession titles governing the Concessions, including an upfront payment and an investment commitment, as per the terms set forth in the applicable regulation in Argentina;
(vii) Vista Argentina will retain the right to explore and develop the Vaca Muerta formation in the Exploitation Concessions and seek to obtain one or more independent and separate unconventional concessions to develop such resources;
(viii) Vista will remain concession title holder until no later than the Final Closing Date, when the Concessions will be transferred to Aconcagua, on an “as is where is basis”, subject to Provincial approvals.
- On February 27, 2023, Vista Argentina paid interest for a total amount of 3,053 corresponding to ON XI and XII.
- On March 1, 2023, Vista Argentina paid 6,250 to Wintershall of the 5 (five) instalments related to the transaction mentioned in Note 1.2.1.
- On March 3, 2023, Vista Argentina issued ON XVIII and XIX for an amount of 118,542 and 16,458, at a fixed annual rate of 0% and 1%, and expiration date on March 3, 2027, and March 3, 2028, respectively.
- On March 6, 2023, Vista Argentina paid interest for a total amount of 212 corresponding to ON VI and XV.
- On March 10, 2023, Vista Argentina paid interest for a total amount of 744 corresponding to ON VII and VIII.
- On March 16, 2023, Vista Argentina paid interest for a total amount of 644 corresponding to ON XIII.
- On March 20, 2023, Vista Argentina paid interest for a total amount of 395 corresponding to ON X.

- On April 4, 2023, Vista Argentina paid interest for an amount of 109 corresponding to loan agreements signed with Banco Santander International in July 2021 and January 2022.
There are no other events or transactions between the closing date and the date of issuance of these consolidated financial statements that could significantly affect the Company’s financial position or profit or loss.